Summary of Income Tax Recovery (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Summary of Income tax recovery (expense)
Loss from continuing operations before income tax	$ (37,699)	$ (39,670)	$ (30,676)	$ (94,983)	$ (65,769)
Combined Luxemburg statutory income tax rate	29.00%	29.00%	29.00%	29.00%	29.00%
Income tax recovery calculated at statutory rate	10,933	11,504	8,896	27,545	19,073
(Increase) decrease in income tax recovery (expense) resulting from:
Rate differences in various jurisdictions	19,623	33,316	33,522	60,930	73,116
Change in tax law	(1,158)	(977)	(3,558)	493	(1,283)
Non-deductible items	(27,481)	(23,869)	(29,365)	(58,007)	(88,132)
Other foreign taxes	(15,229)	(8,185)	(14,846)	(7,740)	(15,593)
Non-deductible portion of capital losses (gains)	185	1,092	991	(373)	4,301
Non-taxable income	21,745	2,113	10,292	1,442	3,781
Adjustments to prior years	(2,030)	(5,863)	(3,399)	(2,047)	7,781
Functional currency adjustments	858	(8,493)	4,627	32,163	(13,468)
Valuation allowance	(57,338)	1,707	(55,624)	(19,213)	(24)
Other	(714)	(463)	247	(2,277)	1,151
Income tax recovery (expense)	$ (50,606)	$ 1,882	$ (48,217)	$ 32,916	$ (9,297)